          Supplement Dated May 13, 2005 to Prospectus Dated May 1, 2004

This Supplement should be retained with the May 1, 2004 Product Prospectus for the variable universal life insurance policies issued by Connecticut General Life Insurance Company.

Effective April 22, 2005, the TimesSquare VP Core Plus Bond Fund merged into the PIMCO VIT Total Return Portfolio.

Effective April 22, 2005, the TimesSquare VP Money Market Fund merged into the PIMCO VIT Money Market Portfolio.

Effective April 29, 2005, the TimesSquare VP S&P 500 Index Fund merged into the Dreyfus Stock Index Fund, Inc.

The following information is added to the description of The Funds located on pages 9 through 12 of your Product Prospectus.

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 Trusts, Investment Advisers, and          Funds Available Under    Brief Description of Each Fund's Investment
 Distributors                              the Policies             Objective
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
 PIMCO Variable Insurance Trust            Total Return             (Fixed Income) The Portfolio seeks maximum total
                                           Portfolio                return, consistent with preservation of capital and
 Managed by:                                                        prudent investment management.
 Pacific Investment Management Company
 LLC "PIMCO"
 840 Newport Center Drive
 Newport Beach, CA 92660

 Distributed by:
 Allianz Global Investors Distributors
 LLC
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 PIMCO Variable Insurance Trust            Money Market             (Money Market) The Portfolio seeks maximum current
                                           Portfolio                income, consistent with preservation of capital and
 Managed by:                                                        daily liquidity.
 Pacific Investment Management Company
 LLC "PIMCO"
 840 Newport Center Drive
 Newport Beach, CA 92660

 Distributed by:
 Allianz Global Investors Distributors
 LLC
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 Dreyfus Stock Index Fund, Inc.            Dreyfus Stock Index      (Large Cap Stocks) The fund seeks to match the total
                                           Fund                     return of the S&P 500 Composite Stock Price Index. The
 Managed by:                                                        fund generally invests in all 500 stocks in the S&P 500
 The Dreyfus Corporation                                            in proportion to their weighting in the index.
 200 Park Avenue
 New York, NY 10166 and
 Mellon Equity Associates as
 Index Fund Manager
 500 Grant Street
 Pittsburgh, PA 15288

 Distributed by:
 Dreyfus Service Corporation
 200 Park Avenue
 New York, NY 10166
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

In addition, effective May 1, 2005 the names of three funds changed:
..    PIMCO Advisors VIT OpCap Equity Portfolio was renamed Premier VIT OpCap
     Equity Portfolio
..    PIMCO Advisors VIT OpCap Managed Portfolio was renamed Premier VIT OpCap
     Managed Portfolio
..    PIMCO Advisors VIT OpCap Small Cap Portfolio was renamed Premier VIT OpCap
     Small Cap Portfolio